10-K CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 5,480,960	$ 12,730,198
Accounts receivable, less allowance for doubtful accounts of $30,429 and $206,124 as of December 31, 2022 and December 31, 2021, respectively	317,423	917,617
Inventory	13,532,475	8,360,591
Inventory deposits	5,182,045	3,824,440
Prepaid expenses and other current assets	368,117	382,509
Total current assets	24,881,020	26,215,355
Property and equipment, net	1,422,293	499,462
Right of use assets	3,241,705	0
Deposits	109,539	33,473
Total assets	29,654,557	26,748,290
Current liabilities:
Current portion of loan payable	11,377,297	1,856,175
SAFE notes	51,600,000	30,998,000
Accounts payable	1,377,123	1,049,180
Warrants liability	14,114,411	12,919,684
Accrued expenses	6,173,336	2,812,953
Total current liabilities	84,642,167	49,635,992
Loan payable	0	177,297
Convertible note payable	5,000,000	0
Cumulative mandatorily redeemable Series B preferred stock liability	0
Other long-term liabilities	2,503,038	95,309
Total liabilities	92,145,205	49,908,598
Commitments and contingencies (Note 7)
Mezzanine equity:
Preferred stock	34,792,203	24,166,212
Stockholders’ deficit:
Common stock	24,230	21,759
Additional paid-in capital	7,686,612	5,296,155
Accumulated deficit	(104,993,411)	(52,644,152)
Accumulated other comprehensive loss	(282)	(282)
Total stockholders’ deficit	(97,282,851)	(47,326,520)
Total liabilities, mezzanine equity and stockholders’ deficit	$ 29,654,557	$ 26,748,290